[Picture of Bridge]

Colonial New York
Insured Municipal Fund

Annual Report
November 30, 1999

President's Message

Dear Shareholder:

I am pleased to welcome you as shareholders of the Colonial New York Insured Municipal Fund. This is the first Annual Report for the Fund, covering the brief period from the Fund's inception on November 19, 1999 through the end of its fiscal year on November 30, 1999.

This Fund draws on Colonial's long-standing reputation for managing municipal bond portfolios. The Fund is designed to generate an attractive tax-exempt yield. To accomplish this, the Fund issued preferred shares on December 20, 1999. Preferred shares are designed to enhance the portfolio's income.

In November, 1999, the U.S. bond market continued to fight an uphill battle against the rising interest rates that have characterized 1999. During the summer, the Federal Reserve Board (the "Fed") became concerned about the combination of a robust economy, high stock prices and tight labor markets--and the effects of these factors on inflation. To slow the economy, the Fed made three quarter-point (0.25%) increases in short-term interest rates--in June, August and finally in mid-November.

In the bond market, rising interest rates can hurt performance because as rates rise, prices fall. However, the current reporting period was so short that the Fund's performance was not really affected by market factors. We remain focused on the long term, managing our fixed-income portfolios for both income and price appreciation.

Thank you for choosing Liberty Funds and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
January 12, 2000

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

By increasing the Fund's duration, preferred shares can increase the Fund's sensitivity to changes in interest rates and, by paying a short-term variable rate to other investors, can increase the potential for volatility in the dividend rate. However, we employ certain hedging techniques that are designed to reduce these risks.


----------------------------
Not FDIC  May Lose Value
          ------------------
Insured   No Bank Guaranteed
----------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

> The Fund is almost fully invested in a diverse portfolio of municipal bonds

       Since the Fund's inception, we have invested its assets in a diverse portfolio of tax-exempt municipal securities. The Fund has over 66% of its investments in AAA-rated bonds, and is invested in a broad range of traditional municipal sectors, including hospitals, education and electric utilities--all of which are benefiting from the strong New York economy. We will continue to seek bonds that can provide as high a level of income as is consistent with our objectives, while also providing opportunities for total return.

>      Portfolio manager's commentary

       During the brief period since the Fund's inception, its total return was negative 0.63%, based on net asset value and positive 0.41% based on market price. From its inception on November 19, 1999 through November 30, 1999, the bond market experienced declines as a result of generally rising interest rates. During this time, we invested the majority of the Fund's assets in investment-grade (BBB-rated or better) municipal bonds. The Fund's net asset value performance was only slightly affected by the bond market's volatility. Our longer-term outlook is for the U.S. economy to slow down somewhat and for interest rates to stabilize. However, we will continue to monitor economic and financial developments and make adjustments to the portfolio as conditions change.

                                              -William Loring and Brian Hartford

A Difficult Year for the Bond Market:
Total Return for the
Lehman Brothers Municipal Bond Index, 11/30/98 to 11/30/99

[Begin line chart]

11/98      10000
12/98      10025
 1/99      10144
 2/99      10100
 3/99      10114
 4/99      10139
 5/99      10080
 6/99       9935
 7/99       9971
 8/99       9891
 9/99       9895
10/99       9788
11/99       9892

(1.08%)

[End line chart]

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Cumulative total return from 11/19/1999 to 11/30/1999:

NAV                   (0.63)%
-----------------------------
Market price           0.41%
-----------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale.

Price per share as of 11/30/1999:

NAV                $ 14.24
--------------------------
Market price       $ 15.03
--------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

Top Industry Sectors

State Appropriated             15.6%
------------------------------------
Special Non Property Tax       12.0%
------------------------------------
Hospitals                      12.0%
------------------------------------
Education                       8.0%
------------------------------------
Municipal Electric              7.6%
------------------------------------

Quality Breakdown
as of 11/30/1999

AAA                      66.5%
------------------------------
AA                       16.2%
------------------------------
BBB                       4.2%
------------------------------
Non-rated                 1.7%
------------------------------
Cash equivalents         11.4%
------------------------------

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
November 30, 1999
(in thousands--New York unless stated)

Municipal Bonds - 91.9%                               Par         Value
--------------------------------------------------------------------------------
EDUCATION--8.3%
Education
Schenectady Industrial Development Agency,
   Union College Project, Series 1999-A, 5.450%
   12/1/29                                            $1,000      $   926
State Dormitory Authority, Pratt Institute, 6.000%
   7/1/28 (a)                                          1,000          976
                                                                  -------
                                                                    1,902
                                                                  -------
-------------------------------------------------------------------------------
HEALTHCARE--17.5%
Congregated Healthcare Facility--0.9%
Suffolk County Industrial Development Agency,
   Jefferson Ferry, Series 1999 A, 7.200%
   11/1/19 (a)                                           200          199
                                                                  -------
Hospitals--12.4%
Nassau Health Care Corp., Series 1999,
   5.750% 8/1/29                                       1,000          966
State Dormitory Authority:
   Sloan Kettering Cancer Center, Series 1998,
   5.500% 7/1/23                                       1,000          956
  United Health Services Hospital, Inc.,
   Series 1997, 5.375% 8/1/27                          1,000          916
                                                                  -------
                                                                    2,838
                                                                  -------
Nursing Home--4.2%
Syracuse Housing Authority, Loretto Rest, Series
   1997 A, 5.700% 8/1/27                               1,000          960
                                                                  -------
-------------------------------------------------------------------------------
HOUSING--4.1%
Single Family
State Mortgage Agency, Series 1999 8-2,
   5.650% 4/1/30                                       1,000          926
                                                                  -------
-------------------------------------------------------------------------------
OTHER--4.2%
Other
TSASC, Inc., Series 1999-1, 6.250% 7/15/34             1,000          970
                                                                  -------
-------------------------------------------------------------------------------
OTHER REVENUE--4.2%
Recreation
New York City Cultural Trust, American Museum
   of Natural History, Series 1997 A,
   5.650% 4/1/22 (b)                                   1,000          962
                                                                  -------
-------------------------------------------------------------------------------
TAX-BACKED--32.7%
Local Appropriated--4.0%
New York City, Series 1998 B, 5.375% 8/1/22            1,000          924
                                                                  -------
Special Non-Property Tax--12.5%
New York City Transitional Finance Authority,
   Series 2000 A, 5.750% 8/15/24                       1,000          968
PR Commonwealth of Puerto Rico, Public
   Building Authority, Series 1997 B, 5.000%
   7/1/27                                              1,000          879
VI Virgin Islands Public Finance Authority, Series
   1999, 6.500% 10/1/24                                1,000        1,002
                                                                  -------
                                                                    2,849
                                                                  -------

                                                        Par          Value
-------------------------------------------------------------------------------
State Appropriated--16.2%
Metropolitan Transportation Authority, Series
   1998 A, 5.250% 7/1/28                               $1,000     $   897
State Dormitory Authority:
   City University of New York, Series 1997 1,
      5.125% 7/1/27                                     1,000         878
   State University Dorm Facilities, Series 1999 C,
      5.500%, 7/1/29 (b)                                1,000         934
State Urban Development Corp., Series 1999 C,
   6.000% 1/1/29                                        1,000       1,000
                                                                  -------
                                                                    3,709
                                                                  -------
------------------------------------------------------------------------------
TRANSPORTATION--8.0%
Airport--4.1%
Niagara Frontier Transportation Authority, Series
   1999 A, 5.625% 4/1/29                                1,000         931
                                                                  -------
Transportation--3.9%
New York City Transportation Authority, Series
   1999 A, 5.250% 1/1/29                                1,000         896
                                                                  -------
------------------------------------------------------------------------------
UTILITY--12.9%
Independent Power Producer--0.9%
Port Authority of New York & New Jersey, KIAC
   Partners, Series 1996 IV, 6.750% 10/1/19               200         205
                                                                  -------
Municipal Electric--7.8%
Guam Power Authority, Series 1999 A,
   5.250% 10/1/34                                       1,000         893
Long Island Power Authority, Series 1998 A,
   5.250% 12/1/26 (b)                                   1,000         899
                                                                  -------
                                                                    1,792
                                                                  -------
Water & Sewer--4.2%
New York City Municipal Water Finance
   Authority, Series 1999-A, 5.750% 6/15/31             1,000         964
                                                                  -------
Total Municipal Bonds
 (cost of $21,159) (c)                                             21,027
                                                                  -------
Short-Term Obligations - 11.9%
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d)
CA Alameda Contra Costa Schools Financing
   Authority, Series 1999-H, 3.600% 11/1/14               515         515
New York City Municipal Water Finance
   Authority, Series 1994 G, 3.600% 6/15/24               700         700
New York City, Series B, Sub-series B-3, 3.800%
   8/15/04                                              1,500       1,500
                                                                  -------
Total Short Term Obligations                                        2,715
                                                                  -------
Other Assets & Liabilities, Net--(3.8)%                              (869)
                                                                  -------
Net Assets--100%                                                  $22,873
                                                                  -------

NOTES TO INVESTMENT PORTFOLIO

(a) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(b) These securities, or a portion thereof, with a total market value of $2,314, are being used to collateralize the delayed delivery purchase indicated in note (a) above.
(c) Cost for federal income tax purposes is the same.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specific dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1999.

2   See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

November 30, 1999
(All amounts in thousands, except per-share data)

Assets
Investments at value (cost $21,159)                $21,027
Short-term obligations                               2,715
                                                   -------
                                                    23,742
Cash                                    $  41
Receivable for:
   Interest                               331
   Expense reimbursement due from
     Advisor                               31          403
                                        -----      -------
   Total assets                                     24,145
Liabilities
Payable for investments purchased       1,192
Other                                      80
                                        -----
   Total liabilities                                 1,272
                                                   -------
Net Assets at value for 1,607 shares
     of beneficial interest
     outstanding                                   $22,873
                                                   -------
Net asset value per share                          $ 14.24
                                                   -------
Composition of Net Assets
Capital paid in                                    $22,972
Undistributed net investment income                     33
Net unrealized depreciation                           (132)
                                                   -------
                                                   $22,873
                                                   -------

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

For the period Ended November 30, 1999 (a)
(All amounts in thousands, except per-share data)

Investment Income
Interest                                              $ 34
                                                      ----
Expenses
Transfer agent fee                          $   1
Bookkeeping fee                                 1
Audit fee                                      20
Legal fee                                       3
Report to shareholders                          4
Registration fee                                2
Other                                           1
                                            -----
   Total Expenses                              32
Fees and expenses waived or borne by
     the Advisor                              (31)       1
                                            -----     ----
     Net Investment Income                              33
Net Unrealized Gain (Loss) on Portfolio
Positions
Net change in unrealized appreciation/
     depreciation                                     (132)
                                                      ----
Net Decrease in Net Assets Resulting
     from Operations                                  $(99)
                                                      ----

(a) The Fund commenced operations on November 19, 1999.

See notes to financial statements.                                            3

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(all amounts in thousands)

                                                        Period ended
                                                        November 30,
Increase (Decrease) in Net Assets                         1999(a)
--------------------------------------------------------------------
Operations:
Net investment income                                   $    33
Net change in unrealized appreciation/depreciation         (132)
                                                        -------
   Net Decrease from Operations                             (99)
                                                        -------
Fund Share Transactions:
Receipts for shares sold                                 22,972
                                                        -------
      Total Increase                                     22,873
Net Assets
   Beginning of period                                       --
                                                        -------
   End of period (including undistributed net
      investment income of $33)                         $22,873
                                                        -------
Number of Fund Shares
Outstanding                                               1,607
                                                        -------

(a) The Fund commenced operations on November 19, 1999.

4   See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
November 30, 1999

Note 1. Accounting Policies

Organization:

Colonial New York Insured Municipal Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a nondiversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax and New York State and city personal income taxes. The Fund authorized an unlimited number of shares.

On November 19, 1999, the Fund completed the offering of 1,600,000 common shares at a price of $14.33 per share raising $22,872,000 net of underwriting and offering costs.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Federal income taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Interest Income, debt discount and premium:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Distributions to shareholders:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Note 2. Fees and Compensation Paid to Affiliates Management fee:

Colonial Management Associates, Inc. (the Advisor) is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets. For the period from the commencement of the Fund's operations through January 1, 2001, the Advisor has agreed to waive all of its management fees.

Bookkeeping fee:

The Advisor provides bookkeeping and pricing services for a monthly fee of $1,500 for the first $50 million of the Fund's assets, plus a monthly percentage fee of 0.0233% annually of the next $950 million.

Expense limits:

The Advisor has agreed through at least November 30, 2000 to reimburse any of the Fund's other expenses in excess of 0.20% of average total weekly net assets per annum.

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 3. Portfolio Information

Investment activity:
During the period ended November 30, 1999, purchases and sales of investments, other than short-term obligations, were $21,158,700 and none, respectively.

Unrealized appreciation (depreciation) at November 30, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation     $      22
  Gross unrealized depreciation      (131,769)
                                    ---------
  Net unrealized depreciation       $(131,747)
                                    ---------

Other:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

November 30, 1999

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

Note 4. Subsequent Event

On December 20, 1999, the Fund offered 564 shares of series TH Municipal Preferred Shares at a purchase price of $25,000 per share, raising $13,892,580, net of underwriting and offering costs.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                                    Period ended
                                                                                    November 30
                                                                                      1999 (b)
------------------------------------------------------------------------------------------------
Net asset value--Beginning of period                                                  $ 14.33
                                                                                     --------
Income From Investment Operations:
Net investment income (a)                                                               0.021
Offering costs                                                                         (0.030)
Net realized and unrealized loss                                                       (0.081)
                                                                                      -------
Total from Investment Operations                                                       (0.090)
                                                                                      -------
Net asset value--End of period                                                        $14.240
                                                                                      -------
Market price per share                                                                $15.063
                                                                                      -------
Total return--based on market value (c)(d)(e)                                            0.41%
                                                                                      -------
Ratios to Average Net Assets
Expenses (f)(g)                                                                          0.20%
Net investment income (f)(g)                                                             5.20%
Portfolio turnover                                                                          0%
Net assets at end of period (000)                                                     $22,873
                                                                                      $ 0.019

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:
(b) The Fund commenced investment operations on November 19, 1999.
(c) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Note annualized.
(f) Annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and the Trustees of
Colonial New York Insured Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial New York Insured Municipal Fund (the "Fund") at November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from November 19, 1999 (commencement of operations) through November 30, 1999, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio positions at November 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2000

--------------------------------------------------------------------------------
Dividend Reinvestment Plan
--------------------------------------------------------------------------------

1. You, BankBoston, NA, will act as Agent for me, and will open an account for me under the Dividend Reinvestment Plan with the same registration as my shares of the Fund are currently registered. You will effect the dividend reinvestment option on my behalf as of the first record date for an income dividend or capital gain distribution ("distribution"), separately or collectively, after you receive the authorization duly executed by me.

2. Whenever the Fund declares a distribution payable in the Fund's shares of beneficial interest ("shares") or cash at the option of the shareholder, I hereby elect to take such distribution entirely in shares, subject to the terms of this Plan. If on the valuation date the Fund's net asset value per share is less than the market price (including estimated brokerage commissions), you shall on the payable date automatically receive for my account from the Fund that number of newly-issued shares that the cash otherwise receivable by me would purchase if the purchase price per share equaled the higher of: (a) net asset value per share on the valuation date, or (b) 95% of market price (not including estimated brokerage commission) on the payable date; except if the market price (not including estimated brokerage commissions) on the payable date is less than 95% of the net asset value per share on the valuation date, you shall receive a distribution of cash from the Fund and shall apply the amount of such distribution to the purchase in the open market of shares of my account, commencing on the business day after the payable date, subject to the condition that such purchases must be made at a "discount" during the remainder of the "buying period." "Discount" is defined as a market price per share (including estimated brokerage commissions) which is lower than the most recently determined net asset value per share (as calculated from time to time). "Buying period" shall mean the period commencing the first business day after the valuation date and ending at the close of business on the business day preceding the "ex" date for the next distribution. The valuation date will be the last business day of the week preceding the week of the payable date.

3. Should the Fund's net asset value per share exceed the market price (including estimated brokerage commissions) on the valuation date for a distribution, you shall receive for my account a distribution in cash from the Fund and shall apply the amount of such distribution on my shares to the purchase in the open market of shares for my account commencing on the first business day after the valuation date, subject to the condition that such purchases must be made at a discount during the buying period.

4. In the event you are instructed to purchase shares in the open market pursuant to paragraph 2 or 3 hereof, and you are unable for any reason to invest the full amount of the distribution in shares acquired in open-market purchases at a discount during the buying period, you will invest the uninvested portion of such distribution in newly-issued shares at the close of business at the end of such buying period at the higher of: (a) net asset value determined at such close, or (b) 95% of the market price (not including estimated brokerage commissions) at such close.

5. You may not acquire newly-issued shares after the valuation date unless you have received a legal opinion that registration of such shares is not required under the Securities Act of 1993, as amended, or unless the shares to be issued are registered under such an Act.

6. For all purposes of the Plan: (a) the market price of the shares on a particular date shall be the last sales price on the New York Stock Exchange on that date, or if there is no sale on such Exchange on that date, then the mean between the closing bid and asked quotations for such shares on such Exchange on such date (in either case including or not including estimated brokerage commissions as provided above) and (b) net asset value per share of the shares on a particular date shall be as determined by or on behalf of the Fund.

7. Open-market purchases provided for above may be made on any securities exchange where the shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as you shall determine. My cash funds held by you uninvested will not bear interest and it is understood that, in any event, you shall have no liability in connection with any inability to purchase shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. You shall have no responsibility as to the value of the shares acquired for my account. For the purposes of open-market purchases with respect to the Plan you may commingle my funds with those of other shareholders of the Fund for whom you similarly act as Agent, and the average price (including brokerage commissions) of all shares purchased by you as Agent shall be the price per share allocated to me in connection therewith.

8. You may hold my shares acquired pursuant to my authorization, together with the shares of other shareholders of the Fund acquired pursuant to similar authorizations, in non-certificate form in your name or that of your nominee. You will forward to me any proxy solicitation material and will vote any shares so held for me only in accordance with the proxy returned by me to the Fund. Upon my written request, you will deliver to me, without charge, a certificate or certificates for the full shares.

9. You will confirm to me each investment made for my account as soon as practicable but not later than 60 days after the date thereof. Although I may from time to time have an undivided fractional interest (computed to three decimal places) in a share, no certificates for a fractional share will be issued. However, distributions on fractional shares will be credited to my account. In the event of termination of my account under the Plan, you will sell such undivided fractional interests at the market value of the shares at the time of termination and send the net proceeds to me.

--------------------------------------------------------------------------------
Dividend Reinvestment Plan
--------------------------------------------------------------------------------

10. Any stock dividends or split shares distributed by the Fund on shares held by you for me will be credited to my account. In the event that the Fund makes available to its shareholders rights to purchase additional shares or other securities, the shares held for me under the Plan will be added to other shares held by me in calculating the number of rights to be issued to me.

11. Your fee for service described in this Plan will be paid by the Fund. I will be charged a pro rata share of brokerage commission on all open-market purchases.

12. I may terminate my account under the Plan by notifying you in writing. Such termination will be effective immediately if my notice is received by you prior to the record date of subsequent distributions. The Plan may be terminated by you or the Fund upon notice in writing mailed to me at least 30 days prior to any record date for the payment of any distribution of the Fund. Upon any termination you will cause a certificate or certificates for the full shares held for me under the Plan and the proceeds from the sales of any fractional shares to be delivered to me without charge. If I elect by notice to you in writing in advance of such termination to have you sell part or all of my shares and remit the proceeds to me, you are authorized to deduct brokerage commission for this transaction from the proceeds.

       If I decide to terminate my account under the Plan, I may request that all my Plan shares, both full and fractional, be sold. The per share price may fall during the period between my request for sale and the sale in the open market which will be made within ten trading days after the Agent receives my request. The proceeds of the sale less a $2.50 service fee, plus any brokerage commission will be mailed to me after the settlement of funds from the brokerage firm. The settlement is three business days after the sale of shares.

13. These Terms and Conditions may be amended or supplemented by you or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to me appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by me unless, prior to the effective date thereof, you receive written notice of the termination of my account under the Plan. Any such amendment may include an appointment by you in your place and stead of successor Agent under these Terms and Conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these Terms and Conditions. Upon any such appointment of any Agent for the purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for my account, all distributions payable on shares held in my name or under the Plan for retention or application by such successor Agent as provided in these Terms and Conditions.

14. You shall at all times act in good faith and agree to use your best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assume no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by your negligence, bad faith or willful misconduct, or that of your employees.

15. These Terms and Conditions shall be governed by the laws of the Commonwealth of Massachusetts.

Transfer Agent

--------------------------------------------------------------------------------
Important Information About This Report
The Transfer Agent for Colonial New York Insured Municipal Fund is:

BankBoston, NA
100 Federal Street
Boston, MA 02110
1-800-730-6001

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial New York Insured Municipal Fund.

Trustees

Robert J. Birnbaum
Consultant (formerly Special Counsel,
Dechert, Price & Rhoads; President and
Chief Operating Officer, New York Stock
Exchange, Inc.; President, American  Stock
Exchange Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and
Chief Executive Officer, Shore Bank & Trust
Company)

John V. Carberry
Senior Vice President of Liberty Financial
Companies, Inc. (formerly Managing
Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin,
Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice
President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and
Chief Executive Officer, U.S. Plywood
Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice
President of Itek Corp. and President of Itek
Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly
Dean, College of Business and Management,
University of Maryland; Dean, Simon Graduate
School of Business, University of Rochester;
Chairman and Chief Executive Officer, CS First
Boston Merchant Bank; and President and Chief
Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board,
Chief Executive Officer and Director
Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties,
Boston College (former Dean, Boston College
School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business,
Boise State University; Business Consultant and Author

Robert L. Sullivan
Retired Partner, KPMG LLP (formerly
Management Consultant, Saatchi and Saatchi
Consulting Ltd. and Principal and
International Practice Director, Management
Consulting, Peat Marwick Main & Co.)

Anne-Lee Verville
Consultant (formerly General Manager,
Global Education Industry, and President,
Applications Solutions Division, IBM
Corporation)

--------------------------------------------------------------------------------
COLONIAL NEW YORK INSURED MUNICIPAL FUND                          Annual Report
--------------------------------------------------------------------------------
                                                 IY-02/277I-1199 (1/00) 99/1612